INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets
SCHEDULE OF RECONCILIATION OF INTANGIBLE ASSETS

The Group’s intangible assets consist of costs incurred in connection with the development of the Group’s digital education software platform, the acquisition of customer relationships and trademarks.

	Cost	Adjustment	Accumulated depreciation	Impairment	Carrying amount as of December 31 2023	Cost	Accumulated Depreciation	Impairment	Carrying amount as of December 31 2022
GeniusU software platform	$3,993,719	$—	$(2,510,139)	$(1,084,613)	$398,967	$3,555,491	$(1,938,698)	$(1,084,613)	$532,180
Trade names, trademarks and domain names	6,932,945	700,000	—	—	7,632,945	6,932,945	—	—	6,932,945
Film Library	—	4,600,000	(676,470)	—	3,923,530	—	—	—	—
Customer list	—	4,200,000	(1,050,000)	—	3,150,000	—	—	—	—
Customer Relationship	8,964,000	(8,624,000)	(194,691)	—	145,309	8,964,000	(321,832)	—	8,642,168
	$19,890,664	$876,000	$(4,431,300)	$(1,084,613)	$15,250,751	$19,452,436	$(2,260,530)	$(1,084,613)	$16,107,293

A reconciliation of intangible assets for the years ended December 31, 2023 and 2022 are as follows:

	Carrying amount as of December 31, 2022	Software Development Additions	Adjustments	Amortization Expense	Carrying amount as of December 31, 2023
GeniusU software platform	$2,470,878	$438,228	—	$—	$2,909,106
Trade names, trademarks and domain names	6,932,945	—	700,000	—	7,632,945
Film Library			4,600,000	(676,470)	3,923,530
Customer List	—	—	4,200,000	(1,050,000)	3,150,000
Customer Relationship	8,642,168	—	(8,624,000)	127,141	145,309
Accumulated amortization	(1,938,698)	—	-	(571,441)	(2,510,139)
Net carrying value	$16,107,293	$438,228	876,000	$(2,170,770)	$15,250,751

	Carrying amount as of December 31, 2021	Software Development Additions	Acquisition of Intangibles	Amortization Expense	Impairment	Foreign Currency Translation	Carrying amount as of December 31, 2022
GeniusU software platform	$2,811,496	$743,995	$—	$—	$(1,084,613)	$—	$2,470,878
Trade names, trademarks and domain names	13,234	—	6,919,356	—	—	355	6,932,945
Customer Relationship	—	—	8,964,000	(321,832)	—	—	8,642,168

Accumulated amortization	(1,429,761)	—	—	(508,937)	—	—	(1,938,698)
Net carrying value	$1,394,969	$743,995	$15,883,356	$(830,769)	$(1,084,613)	$355	$16,107,293

SCHEDULE OF RECONCILIATION OF INTANGIBLE ASSETS

A reconciliation of intangible assets for the years ended December 31, 2023 and 2022 are as follows:

	Carrying amount as of December 31, 2022	Software Development Additions	Adjustments	Amortization Expense	Carrying amount as of December 31, 2023
GeniusU software platform	$2,470,878	$438,228	—	$—	$2,909,106
Trade names, trademarks and domain names	6,932,945	—	700,000	—	7,632,945
Film Library			4,600,000	(676,470)	3,923,530
Customer List	—	—	4,200,000	(1,050,000)	3,150,000
Customer Relationship	8,642,168	—	(8,624,000)	127,141	145,309
Accumulated amortization	(1,938,698)	—	-	(571,441)	(2,510,139)
Net carrying value	$16,107,293	$438,228	876,000	$(2,170,770)	$15,250,751

	Carrying amount as of December 31, 2021	Software Development Additions	Acquisition of Intangibles	Amortization Expense	Impairment	Foreign Currency Translation	Carrying amount as of December 31, 2022
GeniusU software platform	$2,811,496	$743,995	$—	$—	$(1,084,613)	$—	$2,470,878
Trade names, trademarks and domain names	13,234	—	6,919,356	—	—	355	6,932,945
Customer Relationship	—	—	8,964,000	(321,832)	—	—	8,642,168

Accumulated amortization	(1,429,761)	—	—	(508,937)	—	—	(1,938,698)
Net carrying value	$1,394,969	$743,995	$15,883,356	$(830,769)	$(1,084,613)	$355	$16,107,293